Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 02, 2016
Accounting Policies [Abstract]
Self-insurance reserves [Table Text Block]
The following table presents changes in the Company’s total self-insurance reserves:

	January 2, 2016	January 3, 2015	December 28, 2013
Self-insurance reserves, beginning of period	$137,033	$98,475	$94,548
Additions to self-insurance reserves	160,232	159,752	120,782
Acquired reserves	—	41,673	4,195
Reserves utilized	(163,290)	(162,867)	(121,050)
Self-insurance reserves, end of period	$133,975	$137,033	$98,475